PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in assets limitation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 789,519	R$ 934,128
Balance at the end of the year	554,666	789,519
Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,102,805	1,186,062
Interest on the asset limitation	82,048	85,200
Changes in the assets limitation, except interest	73,032	(168,457)
Balance at the end of the year	1,257,885	1,102,805
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(91,272)	(138,745)
Balance at the end of the year	(26,359)	(91,272)
Post-retirement pension plans | Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,081,325	1,128,691
Interest on the asset limitation	80,390	80,954
Changes in the assets limitation, except interest	56,024	(128,320)
Balance at the end of the year	1,217,739	1,081,325
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	880,791	1,072,873
Balance at the end of the year	581,025	880,791
Post-retirement health plans | Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	21,480	57,371
Interest on the asset limitation	1,658	4,246
Changes in the assets limitation, except interest	17,008	(40,137)
Balance at the end of the year	R$ 40,146	R$ 21,480